LONG TERM LOAN	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
LONG TERM LOAN

NOTE 10 – LONG TERM LOAN

During the year ended December 31, 2020, the Company secured a term loan with a principal amount of $184,352 (NIS 500,000) from an Israeli bank. The loan bears interest at the rate of 3.14% per annum and matures on September 18, 2025. The loan is subject to 48 monthly payments commencing October 18, 2021. $9,218 (NIS 25,000) was deposited in the bank as security for the loan.

The activities of the long term loan during the three month ended March 31, 2024 are as follows:

	March 31, 2024	December 31, 2023
Balance, opening	$85,107	$135,971
Repayments	(11,621)	(43,350)
Interest expense, accrued	613	3,333
Translation difference	244	(8,847)
Balance, ending	74,343	85,107
Less:
Long term loan – current portion	47,509	46,680
Long term loan	$26,834	$38,427

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 10 – LONG TERM LOAN (continued)

The undiscounted repayments for each of the next three years and in the aggregate are:

Year ended	Amount
December 31, 2024	$35,493
December 31, 2025	38,850
$74,343